ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Dec. 31, 2021
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1. ORGANIZATION AND NATURE OF OPERATIONS

Organization – Recon Technology, Ltd (the “Company”) was incorporated under the laws of the Cayman Islands on August 21, 2007 as a limited liability company. By far, the Company provides specialized equipment, automation systems, tools, chemicals, outsourcing platform services and field services to energy industry companies mainly in the People’s Republic of China (the “PRC”).

The Company, along with its wholly-owned subsidiaries, Recon Investment Ltd. (“Recon-IN”) and Recon Hengda Technology (Beijing) Co., Ltd. (“Recon-BJ”), conducts its business through the following PRC legal entities (“Domestic Companies”) that are consolidated as variable interest entities (“VIEs”) and operate in the Chinese energy industry:

1.	Beijing BHD Petroleum Technology Co., Ltd. (“BHD”),

2.	Nanjing Recon Technology Co., Ltd. (“Nanjing Recon”).

The Company has signed Exclusive Technical Consulting Service Agreements with each of the Domestic Companies, which are its VIEs, and Equity Interest Pledge Agreements and Exclusive Equity Interest Purchase Agreements with their shareholders. Through these contractual arrangements, the Company has the ability to substantially influence each of the Domestic Companies’ daily operations and financial affairs, appoint their senior executives and approve all matters requiring shareholder approval. As a result of these contractual arrangements, which enable the Company to control the Domestic Companies, the Company is considered as the primary beneficiary of each Domestic Company. Thus, the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.

On February 21, 2019, the Company’s board of directors approved transferring the VIEs and VIE-controlled companies from Jining Recon Technology Ltd. ("Recon-JN”) to Recon-BJ. At the time, both Recon-JN and Recon-BJ were the Company’s wholly owned subsidiaries in China. On April 1, 2019, the Company completed the VIE transfer process and then completed the dissolution of Recon-JN on April 10, 2019, and subsequently completed the dissolution of Recon Technology Co., Limited ("Recon HK") on May 15, 2020. The Company does not expect any negative impact of this process on its operations.

On December 17, 2015, Huang Hua BHD Petroleum Equipment Manufacturing Co., Ltd, a fully owned subsidiary established by BHD was organized under the laws of the PRC, focusing on the design, assemble and manufacture of hearing equipment.

Gan Su BHD Environmental Technology Co., Ltd (“Gan Su BHD”) was established on May 23, 2017, with registered capital of ¥50 million. The paid in capital was ¥27,495,000 ($4,322,150) as of December 31, 2021. BHD owned an equity interest of 49% of Gan Su BHD, and the remaining 51% equity interests was owned by an individual shareholder upon incorporation of Gan Su BHD. On September 25, 2017, the individual shareholder became the minority shareholder by transferring 2.0% equity shares to BHD. On April 26, 2021, the minority shareholder of Gan Su BHD transferred 15.4% of her equity interest to BHD. On May 19, 2021, the minority shareholder transferred 3.6% of her equity interest and BHD transferred 15.4% of its equity interest of Gan Su BHD to Nanjing Recon. There was no consideration paid for the transfers, and after the transfers, BHD owns equity an interest of 51% and Nanjing Recon owns an equity interest of 19% of Gan Su BHD, which is focusing on oilfield sewage treatment and oily sludge disposal projects.

Qing Hai BHD New Energy Technology Co., Ltd. (“Qinghai BHD”) was established on October 16, 2017, with registered capital of ¥50 million. The paid in capital was ¥4,200,000 ($660,230) as of December 31,2021. BHD owned an equity interest of 55% of Qinghai BHD previously; however, based on an agreement signed by the shareholders of Qinghai BHD dated October 23, 2018, each of the other two individual shareholders agreed to reduce 10% of their equity interests. As a result, Qinghai BHD returned ¥200,000 paid in capital back to one of the individual shareholders. After the new arrangement, BHD owns a total interest of 75% of Qinghai BHD. The remaining paid in capital should be contributed by BHD and the other individual shareholder is ¥33,300,000 ($5,234,682) and ¥12,500,000 ($1,964,971) respectively. Based on its charter dated September 29, 2017, the remaining capital will be injected before September 29, 2036.

As the energy consumption market opened to private and foreign companies, and online payment technology developed, the Domestic Companies began to invest in the downstream of the oil industry. On December 15, 2017, BHD and Nanjing Recon entered into a subscription agreement with Future Gas Station (Beijing) Technology, Ltd (“FGS”), pursuant to which the Domestic Companies acquired an 8% equity interest in FGS. Established in January 2016, FGS is a service company focusing on providing new technical applications and data operations to gas stations and provides solutions to gas stations to improve their operations and their customers’ experience. On August 21, 2018, the Domestic Companies entered into an investment agreement and a supplemental agreement (collectively, the “Investment Agreement”) with FGS and the other shareholders of FGS. Pursuant to the Investment Agreement, our VIEs’ ownership interest in FGS shall increase from 8% to 43%, in exchange for their investment in FGS for a total amount of ¥10 million in cash and the issuance of 487,057 restricted Class A Ordinary Shares to the other shareholders of FGS with certain conditions. As of June 30, 2019, the Domestic Companies invested an aggregate amount of ¥35,116,707 ($5,520,264) in FGS and issued 487,057 restricted shares in total to other shareholders of FGS, and the Domestic Companies’ ownership interest in FGS has increased to 43%. On February 4, 2021, Nanjing Recon and BHD, entered into the fourth supplemental agreement to the investment agreement with FGS and FGS’ founding shareholders to acquire 8% equity ownership of FGS. The transaction has been closed. As a result, the Domestic Companies collectively own 51% interest of FGS and began to consolidate the financial results of FGS since January 2021. Through the fourth supplemental agreement, the Domestic Companies waived the requirement on FGS’ performance goal about the number of gas stations. Accordingly, the Domestic Companies agreed to pay for the balance of the investment and cancelled the related lock-up terms on the restricted shares, in exchange of the additional 8% equity ownership of FGS.

Nature of Operations – The Company engages in (1) providing equipment, tools and other components and parts related to oilfield production and other energy industries companies, including simple installations in connection with some projects; (2) services to improve production and efficiency of exploited oil wells, (3) developing and selling its own specialized industrial automation control and information solutions, (4) design, test and implement solution of sewage and oily sludge treatment, production and sales of related integrated equipment and project services, and (5) development, upgrading and maintenance of the online operation and cooperation platform of gas stations, marketing and promotion services, etc.

Impact of Covid-19 - In January 2020, the World Health Organization declared the COVID-19 outbreak a global health emergency as the coronavirus outbreak continued to spread beyond China. In compliance with the government health emergency rules in place, the Company temporarily closed offices in varies provinces in China and ceased production operations since Chinese New Year. The Company gradually resumed operation and production since March, 2020. For the six months ended December 31, 2021, either the Company or its clients’ operations occasionally affected by regional outbreaks, causing some of its business is still not return to prior level. In short term, the Company’s business was affected negatively, and collection of receivables were also affected. However, at this stage, the Company doesn’t expect a significant impact on the Company’s operations and financial results in a long run.